Share Capital And Warrants - Summary of Outstanding Warrants (Details) - Warrants	12 Months Ended
Dec. 31, 2019 shares $ / shares
Disclosure Of Exercise Price Number And Weighted Average Contractual Life Of Outstanding Share Options [Line Items]
Warrants outstanding and exercisable, Weighted average exercise price | $ / shares	$ 11.97
Warrants outstanding and exercisable, Number of warrants | shares	6,165,324
Warrants outstanding and exercisable, Weighted average contractual life (years)	1 year 7 months 6 days
USD Denominated Convertible Notes
Disclosure Of Exercise Price Number And Weighted Average Contractual Life Of Outstanding Share Options [Line Items]
Warrants outstanding and exercisable, Weighted average exercise price | $ / shares	$ 3.75
Warrants outstanding and exercisable, Number of warrants | shares	444,888
Warrants outstanding and exercisable, Weighted average contractual life (years)	9 months 18 days
CAD Denominated Convertible Notes
Disclosure Of Exercise Price Number And Weighted Average Contractual Life Of Outstanding Share Options [Line Items]
Warrants outstanding and exercisable, Weighted average exercise price | $ / shares	$ 4.38
Warrants outstanding and exercisable, Number of warrants | shares	2,787,546
Warrants outstanding and exercisable, Weighted average contractual life (years)	8 months 12 days
Acquisition of Financial Obligation
Disclosure Of Exercise Price Number And Weighted Average Contractual Life Of Outstanding Share Options [Line Items]
Warrants outstanding and exercisable, Weighted average exercise price | $ / shares	$ 15.94
Warrants outstanding and exercisable, Number of warrants | shares	480,000
Warrants outstanding and exercisable, Weighted average contractual life (years)	2 years 6 months
Term debt financing (60%)
Disclosure Of Exercise Price Number And Weighted Average Contractual Life Of Outstanding Share Options [Line Items]
Warrants outstanding and exercisable, Weighted average exercise price | $ / shares	$ 20.76
Warrants outstanding and exercisable, Number of warrants | shares	1,495,665
Warrants outstanding and exercisable, Weighted average contractual life (years)	2 years 7 months 6 days
Term debt financing (40%)
Disclosure Of Exercise Price Number And Weighted Average Contractual Life Of Outstanding Share Options [Line Items]
Warrants outstanding and exercisable, Weighted average exercise price | $ / shares	$ 21.63
Warrants outstanding and exercisable, Number of warrants | shares	957,225
Warrants outstanding and exercisable, Weighted average contractual life (years)	2 years 7 months 6 days